Investments - Summary of Equity Securities Without Readily Determinable Fair Values (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2019 JPY (¥)
Equity Securities without Readily Determinable Fair Value [Line Items]
Carrying amounts at the end of the period	¥ 212,270
During the period	1,413
Cumulative	1,413
During the period	2,373
Cumulative	¥ 2,373